Vessels in Operation	12 Months Ended
Dec. 31, 2015
Vessels In Operation [Member]
Vessels in Operation

5. Vessels in Operation

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2013	$1,147,878	$14,086	$1,161,964
Transfer in from vessels under construction	155,632	1,949	157,581
Additions	3,503	5,320	8,823
Disposals	—	(1,683)	(1,683)

December 31, 2014	$1,307,013	$19,672	$1,326,685
Additions	3,348	11,558	14,906
Transfer in from vessels under construction	197,518	2,600	200,118
Disposals	(32,893)	(7,101)	(39,994)
Reduction in contract cost of newbuild vessels	(2,350)	—	(2,350)
Vessel write down following collision	(10,500)	—	(10,500)

December 31, 2015	1,462,136	26,729	1,488,865

Accumulated Depreciation
December 31, 2013	$128,760	$6,977	$135,737
Charge for the period	41,688	3,944	45,632
Disposals for the period	—	(1,683)	(1,683)

December 31, 2014	$170,448	$9,238	$179,686
Charge for the period	47,698	5,616	53,314
Disposals for the period	(3,122)	(5,464)	(8,586)

December 31, 2015	215,024	9,390	224,414

Net Book Value
December 31, 2013	$1,019,118	$7,109	$1,026,227

December 31, 2014	$1,136,565	$10,434	$1,146,999

December 31, 2015	$1,247,112	$17,339	$1,264,451

During 2015, the Company took delivery of four semi-refrigerated handysized liquefied gas carriers from Jiangnan shipyard for a contract prices of $187.7 million. During 2014, the Company took delivery of three semi-refrigerated handysized liquefied gas carriers from Jiangnan shipyard for a contract prices of $149.6 million.

On July 8, 2015, Navigator Mariner L.L.C. entered into a Memorandum of Agreement with PT Kemas Sejahtera Lestari to sell the vessel Navigator Mariner for $32.6 million. Closing of the sale occurred on August 3, 2015.

On June 28, 2015, Navigator Aries was involved in a collision with a container vessel near Surabaya, Indonesia causing significant damage to Navigator Aries including to one of its cargo tanks. As at December 31, 2015 the Company has recognised a write down of $10.5 million relating to the best estimate of the extent of the damage and relative replacement cost.

The vessel left the repair yard on January 27, 2016 after having incurred repair costs of $10.0 million. A total of $9.9 million in insurance recoverable has been recognised at December 31, 2015, net of the $0.1 million deductible, which will be recoverable by our hull and machinery insurance. The Company does not have loss of hire insurance and, therefore, the income lost from the Navigator Aries charter with Pertamina may not be recoverable for the duration of the repairs.

The net book value of vessels that serve as collateral for the Company’s bank loans (Note 8) was $1,146.5 million at December 31, 2015.

The Company has amended the balances for previously issued financial statements in relation to an error in the treatment of capitalized interest cost.

Vessels Under Construction [Member]
Vessels in Operation

6. Vessels Under Construction

	2014 (in thousands)	2015 (in thousands)
Vessels under construction at January 1	$61,761	$134,246
Payments to shipyard	222,324	222,835
Other payments including initial stores, capitalized interest and site costs	7,742	13,813
Transfer to vessels in operation	(157,581)	(200,118)

Vessels under construction at December 31	$134,246	$170,776

At December 31, 2015, the Company had committed to construct two 22,000 cbm semi-refrigerated gas carriers; and four 35,000 cbm ethane capable gas carrier, at Jiangnan Shipyard (Group) Co. Ltd (“Jiangnan”) in China, two 22,000 cbm semi-refrigerated gas carriers, and one 38,000 cbm fully refrigerated gas carrier at Hyundai Mipo Dockyard Co. Ltd (Hyundai Mipo) in South Korea, all for delivery between January 2016 and July 2017. For the year ended December 31, 2015, the Company paid installments of $70.5 million (2014: $101.1 million) to the shipyards towards the nine vessels under construction.

The Company has amended the balances for previously issued financial statements in relation to an error in the treatment of capitalized interest cost.